UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2460

Fidelity Union Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Arizona Municipal Income Fund

May 31, 2018

AZI-QTLY-0718
1.802196.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.4%
	Principal Amount	Value
Arizona - 96.9%
Arizona Board of Regents Arizona State Univ. Rev.:
(Arizona State Univ. Revs. Proj.) Series 2017 B, 5% 7/1/43	$1,200,000	$1,387,344
Series 2012 A:
5% 7/1/26	550,000	610,154
5% 7/1/26 (Pre-Refunded to 7/1/22 @ 100)	450,000	500,148
Series 2015 A, 5% 7/1/35	2,215,000	2,527,271
Series 2015 B, 5% 7/1/31	1,525,000	1,761,162
Series 2015 D:
5% 7/1/34	500,000	571,870
5% 7/1/35	900,000	1,026,882
5% 7/1/41	485,000	550,048
5% 7/1/46	3,000,000	3,392,100
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.) Series 2012 C, 5% 6/1/26	3,035,000	3,340,958
Arizona Ctfs. of Prtn.:
Series 2010 A, 5% 10/1/29 (FSA Insured)	5,000,000	5,194,346
Series 2013 A, 5% 10/1/25	1,870,000	2,064,499
Series 2015, 5% 9/1/27	1,500,000	1,735,110
Series 2016, 5% 10/1/21	500,000	547,160
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,283,290
5% 7/1/32	470,000	471,095
Arizona Health Facilities Auth. Hosp. Sys. Rev. Series 2012 A, 5% 2/1/23	1,285,000	1,400,367
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 2.359%, tender 1/1/37 (a)(b)	1,000,000	947,120
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/26	2,000,000	2,276,060
5% 12/1/42	2,020,000	2,244,119
Series 2011 B1, 5.25% 3/1/39	1,000,000	1,070,740
Series 2012 A, 5% 1/1/43	3,500,000	3,773,735
Arizona State Trans. Board:
Series 2017 A, 5% 7/1/32	1,500,000	1,773,360
Series 2017A, 5% 7/1/31	385,000	456,521
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series A, 5% 10/1/28 (Pre-Refunded to 10/1/24 @ 100)	2,000,000	2,331,480
Avondale Muni. Dev. Corp. Excise Tax Rev. 5% 7/1/28 (Pre-Refunded to 7/1/18 @ 100)	500,000	501,290
Buckeye Excise Tax Rev. Series 2015:
5% 7/1/27	350,000	405,675
5% 7/1/28	500,000	576,735
5% 7/1/29	455,000	521,981
Central Wtr. Conservation District (Central Arizona Proj.) Series 2016 A, 5% 1/1/36	500,000	572,765
Dysart Unified School District #89 Gen. Oblig. Series 2014:
5% 7/1/23	700,000	793,618
5% 7/1/27	1,300,000	1,472,692
Glendale Gen. Oblig.:
Series 2015, 5% 7/1/22 (FSA Insured)	1,000,000	1,112,680
Series 2017, 5% 7/1/32	1,000,000	1,164,750
Glendale Indl. Dev. Auth.:
(Midwestern Univ. Proj.) Series 2007, 5.25% 5/15/19	1,000,000	1,030,140
(Terraces of Phoenix Proj.) Series 2018 A:
4% 7/1/28	265,000	268,676
5% 7/1/33	435,000	465,428
Glendale Sr. Excise Tax Rev. Series 2015 A, 5% 7/1/28	1,000,000	1,150,680
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2016 A, 5% 7/1/29	1,000,000	1,164,280
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.) Series 2009 A, 6% 7/1/39	1,000,000	1,041,110
Maricopa County Indl. Dev. Auth. Rev. Series 2016 A:
5% 1/1/34	3,000,000	3,440,850
5% 1/1/38	1,215,000	1,383,703
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (c)	250,000	254,045
6% 1/1/48 (c)	250,000	256,040
Maricopa County School District #28 Kyrene Elementary:
Series 2010 B:
5.25% 7/1/28 (Pre-Refunded to 7/1/23 @ 100)	690,000	795,901
5.5% 7/1/29 (Pre-Refunded to 7/1/23 @ 100)	480,000	559,426
5.5% 7/1/30 (Pre-Refunded to 7/1/23 @ 100)	400,000	466,188
Series 2010 C, 4% 7/1/29	650,000	698,874
Maricopa County Unified School District #48 Scottsdale Series 2017 B, 5% 7/1/33	3,000,000	3,538,800
Maricopa School District # 214 (High School Inprovement Proj.) Series 2018 A, 5% 7/1/31	350,000	415,643
McAllister Academic Village LLC Rev.:
(Arizona State Univ. Hassayampa Academic Village Proj.) Series 2016:
5% 7/1/37	2,000,000	2,289,540
5% 7/1/38	3,850,000	4,404,400
Series 2016, 5% 7/1/39	2,270,000	2,593,384
Mesa Util. Sys. Rev. Series 2017, 4% 7/1/25	2,000,000	2,205,680
Northern Arizona Univ. Ctfs. of Prtn.:
(Univ. Proj.) Series 2013, 5% 9/1/24	1,000,000	1,096,600
Series 2015, 5% 9/1/20 (FSA Insured)	440,000	467,883
Northern Arizona Univ. Revs.:
Series 2012:
5% 6/1/36	860,000	917,758
5% 6/1/41	1,250,000	1,334,700
Series 2013, 5% 8/1/27	1,000,000	1,117,170
Series 2014, 5% 6/1/29	500,000	559,995
Series 2015, 5% 6/1/30	1,000,000	1,145,650
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013:
5% 7/1/26 (d)	1,100,000	1,223,079
5% 7/1/29 (d)	500,000	552,940
Series 2015 A, 5% 7/1/45	4,100,000	4,561,086
Series 2017 A, 5% 7/1/35 (d)	2,425,000	2,776,649
Series 2017 D, 5% 7/1/31	2,000,000	2,341,680
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,673,860
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2016, 5% 7/1/33	1,000,000	1,164,280
Phoenix Gen. Oblig. Series 2014, 4% 7/1/26	2,000,000	2,178,680
Phoenix IDA Student Hsg. Rev. Series 2018 A, (Downtown Phoenix Student Hsg., LLC AZ State Univ. Proj.) 5% 7/1/42	1,500,000	1,661,385
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (d)	380,000	417,973
5% 7/1/27 (d)	400,000	433,820
Pima County Ctfs. of Prtn.:
Series 2013 A, 5% 12/1/22	1,000,000	1,120,040
Series 2014, 5% 12/1/27	1,745,000	1,969,459
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/22	1,050,000	1,142,495
Series 2012 A:
5% 7/1/23	30,000	33,380
5% 7/1/25	1,600,000	1,773,024
5% 7/1/26	1,000,000	1,105,670
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series A:
5% 1/1/31	3,000,000	3,560,310
5% 1/1/38	1,000,000	1,160,870
Series 2015 A:
5% 12/1/34	1,500,000	1,718,475
5% 12/1/45	1,035,000	1,168,857
Series 2017 A, 5% 1/1/33	1,000,000	1,195,700
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5% 12/1/37	1,500,000	1,792,335
5.5% 12/1/29	3,000,000	3,620,580
Scottsdale Gen. Oblig. Series 2017, 4% 7/1/32	400,000	434,216
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.):
Series 2006 C, 5% 9/1/35 (FSA Insured)	420,000	444,717
Series 2008 A, 5% 9/1/23	355,000	357,645
Scottsdale Muni. Property Corp. Excise Tax Rev.:
Series 2015, 5% 7/1/34	1,355,000	1,546,028
Series 2017, 5% 7/1/31	2,320,000	2,771,634
Surprise Pledged Rev. Series 2015, 5% 7/1/26	1,010,000	1,177,771
Tempe Excise Tax Rev.:
Series 2012, 5% 7/1/25	1,090,000	1,209,213
Series 2016:
5% 7/1/28	315,000	369,489
5% 7/1/29	500,000	584,110
5% 7/1/30	325,000	378,901
5% 7/1/31	375,000	436,309
Tempe Indl. Dev. Auth. Rev. (Mirabella At Asu, Inc. Proj.) Series 2017 B, 6% 10/1/37 (c)	500,000	519,480
Tempe Transit Excise Tax Rev. Series 2008:
4.75% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	25,000	25,062
4.75% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	35,000	35,000
Tucson Ctfs. of Prtn.:
Series 2014:
4% 7/1/20 (FSA Insured)	500,000	520,430
5% 7/1/28 (FSA Insured)	1,000,000	1,123,280
Series 2015, 5% 7/1/23 (FSA Insured)	555,000	627,805
Series 2016, 5% 7/1/27 (FSA Insured)	1,245,000	1,440,726
Tucson Wtr. Rev.:
Series 2015, 5% 7/1/31	1,000,000	1,150,680
Series 2017, 5% 7/1/34	1,000,000	1,173,460
5% 7/1/27	1,000,000	1,163,990
5% 7/1/28	2,000,000	2,323,760
Univ. Med. Ctr. Corp. Hosp. Rev. 5.625% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	1,000,000	1,163,600
Univ. of Arizona Univ. Revs.:
Series 2012 A, 5% 6/1/37	2,225,000	2,426,229
Series 2014, 5% 8/1/28	1,000,000	1,134,510
Series 2015 A 5% 6/1/30	2,500,000	2,889,975
5% 6/1/38	2,000,000	2,290,000
5% 6/1/39	1,910,000	2,184,028
Yavapai County Indl. Dev. Auth.:
(Northern Healthcare Sys. Proj.) Series 2011, 5% 10/1/20	1,000,000	1,068,500
Series 2012 A, 5.25% 8/1/33	2,000,000	2,207,460
Series 2016, 5% 8/1/36	1,305,000	1,421,550
Yuma Indl. Dev. Auth. Hosp. Rev. Series 2014 A, 5% 8/1/27	2,000,000	2,260,520

TOTAL ARIZONA		165,628,374

Guam - 0.5%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (d)	300,000	302,370
6.375% 10/1/43 (d)	200,000	228,932
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	400,000	432,448

TOTAL GUAM		963,750

TOTAL MUNICIPAL BONDS
(Cost $163,206,701)		166,592,124
TOTAL INVESTMENT IN SECURITIES - 97.4%
(Cost $163,206,701)		166,592,124
NET OTHER ASSETS (LIABILITIES) - 2.6%		4,395,722
NET ASSETS - 100%		$170,987,846

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,029,565 or 0.6% of net assets.

 (d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Maryland Municipal Income Fund

May 31, 2018

SMD-QTLY-0718
1.802198.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.1%
	Principal Amount	Value
District Of Columbia - 1.0%
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/33	2,000,000	2,350,420
Guam - 0.2%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.25% 10/1/34 (a)	300,000	338,373
Maryland - 96.9%
Anne Arundel County Gen. Oblig.:
Series 2013, 5% 4/1/32	$2,675,000	$2,997,792
Series 2014, 5% 4/1/25	2,140,000	2,468,383
Series 2015:
5% 4/1/30	6,795,000	7,896,191
5% 4/1/33	5,895,000	6,790,274
5% 4/1/33	2,585,000	2,977,584
Series 2016, 5% 10/1/29	1,455,000	1,706,613
Series 2018, 5% 10/1/35	1,400,000	1,653,708
Baltimore Convention Ctr. Hotel Rev. Series 2017, 5% 9/1/32	1,500,000	1,714,470
Baltimore County Gen. Oblig.:
Series 2011, 5% 2/1/32	500,000	545,255
Series 2016, 5% 2/1/29	1,310,000	1,537,927
Series 2017:
5% 3/1/29	3,400,000	4,063,612
5% 3/1/30	2,440,000	2,907,797
4% 8/1/24	3,000,000	3,126,060
Baltimore Gen. Oblig.:
Series 2013 B, 5% 10/15/24	1,875,000	2,097,244
Series 2017 A:
5% 10/15/34	2,000,000	2,358,360
5% 10/15/36	1,000,000	1,171,990
5% 10/15/37	1,000,000	1,169,300
Series 2017, 5% 9/1/38	1,650,000	1,771,061
5% 6/15/23	350,000	396,249
5% 6/15/24	500,000	571,975
Baltimore Proj. Rev.:
(Wastewtr. Projs.):
Series 2014 C, 5% 7/1/27	2,325,000	2,663,218
Series 2014 D, 5% 7/1/28	2,750,000	3,162,610
(Wtr. Projs.):
Series 1994 A, 5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	275,000	291,236
Series 2014 A:
5% 7/1/28	2,825,000	3,234,117
5% 7/1/33	3,000,000	3,399,540
Series 2014 B, 5% 7/1/28	1,580,000	1,814,993
Series 2017 D, 5% 7/1/31	5,260,000	6,132,266
Waste Wtr. 2014C 5% 7/1/34	1,285,000	1,460,274
Cecil County Series 2017, 5% 8/1/29	2,030,000	2,428,367
City of Salisbury Gen. Oblig. Bonds Series 2016, 5% 4/1/24	1,400,000	1,611,526
City of Westminster Series 2016, 5% 11/1/31	2,000,000	2,195,440
Howard County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.) Series 2016 A, 5% 2/15/25	3,785,000	4,433,787
Series 2017 B, 5% 2/15/29	4,025,000	4,810,519
Series 2017 E, 5% 2/15/27	1,850,000	2,227,086
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2017, 5% 9/1/29	4,000,000	4,802,200
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A, 5% 6/1/29	1,850,000	2,110,758
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/31 (a)	1,950,000	2,200,029
5% 3/31/36 (a)	2,500,000	2,770,500
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Towson Univ. Proj.) Series 2017:
5% 7/1/26	350,000	397,978
5% 7/1/28	305,000	347,679
5% 7/1/29	185,000	209,487
5% 7/1/30	250,000	281,003
5% 7/1/32	325,000	361,013
(Towson Unversity Proj.) Series 2017:
5% 7/1/31	300,000	335,217
5% 7/1/36	500,000	553,770
(Univ. of Maryland, Baltimore County Proj.) Series 2016:
5% 7/1/28 (FSA Insured)	350,000	406,119
5% 7/1/29 (FSA Insured)	700,000	807,863
(Univ. of Maryland, College Park Projs.) 5% 6/1/43 (FSA Insured)	575,000	652,246
Maryland Gen. Oblig. Series 2017 A, 5% 3/15/28	1,740,000	2,088,557
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Med. Ctr., MD Proj.) Series 2017 A:
5% 7/1/28	500,000	579,780
5% 7/1/30	850,000	978,333
5% 7/1/31	1,400,000	1,607,788
5% 7/1/32	290,000	332,053
Series 2008, 5.25% 7/1/38	2,645,000	2,651,956
Series 2012 A:
5% 7/1/23	400,000	444,904
5% 7/1/25	1,000,000	1,105,260
5% 7/1/25	1,120,000	1,218,750
5% 7/1/26	300,000	324,522
5% 10/1/30	750,000	821,873
Series 2012 B, 5% 7/1/25	1,135,000	1,265,241
Series 2012:
5% 7/1/23	850,000	943,670
5% 7/1/24	1,100,000	1,220,758
5% 7/1/26	1,080,000	1,163,538
5% 7/1/26	1,400,000	1,551,396
5% 7/1/27	300,000	331,455
5% 7/1/31	2,500,000	2,671,575
Series 2013 A:
5% 7/1/26	1,045,000	1,154,568
5% 7/1/27	1,185,000	1,305,846
5% 8/15/41	3,000,000	3,294,210
5% 7/1/43	3,495,000	3,769,532
Series 2013 B, 5% 8/15/38	2,000,000	2,206,280
Series 2014:
5% 7/1/27	3,495,000	3,944,632
5% 10/1/45	2,500,000	2,796,700
5.25% 7/1/25	2,500,000	2,830,975
Series 2015 A:
5% 5/15/29	2,000,000	2,326,720
5% 5/15/30	1,000,000	1,161,280
Series 2015:
5% 7/1/26	1,000,000	1,134,050
5% 7/1/27	1,000,000	1,129,850
5% 7/1/29	600,000	684,174
5% 8/15/29	2,000,000	2,263,000
5% 7/1/30	1,075,000	1,222,856
5% 7/1/31	2,200,000	2,490,532
5% 7/1/33	1,325,000	1,446,834
5% 7/1/34	1,200,000	1,304,856
5% 7/1/40	3,350,000	3,728,986
Series 2016 A:
4% 7/1/42	2,175,000	2,180,916
5% 7/1/35	1,500,000	1,653,720
5% 7/1/38	3,215,000	3,520,811
5.5% 1/1/31	1,500,000	1,747,110
Series 2016:
5% 6/1/26	300,000	340,530
5% 6/1/27	255,000	289,451
5% 6/1/28	310,000	353,766
5% 6/1/29	350,000	399,413
5% 7/1/31	500,000	574,320
5% 6/1/33	305,000	341,618
5% 6/1/36	250,000	279,455
Series 2017:
5% 6/1/27	290,000	329,179
5% 6/1/31	425,000	482,418
5% 6/1/33	970,000	1,086,458
5% 6/1/35	600,000	671,136
5% 6/1/42	1,000,000	1,102,320
Maryland Stadium Auth. Rev.:
( Stadium Auth. Baltimore City Proj.) Series 2016, 5% 5/1/30	1,715,000	1,982,266
(Pub. Schools Construction and Revitalization Prog.) Series 2016:
5% 5/1/36	2,000,000	2,273,660
5% 5/1/41	1,000,000	1,132,330
Series 2018 A, (Construction and Revitalization Prog.) 5% 5/1/36	1,580,000	1,837,303
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/21 (a)	2,255,000	2,430,732
Maryland Trans. Auth. Trans. Facility Projs. Rev.:
Series 2008:
5% 7/1/35 (FSA Insured)	880,000	882,209
5% 7/1/37 (FSA Insured)	4,485,000	4,496,257
Series 2017, 5% 7/1/30	3,000,000	3,570,630
Montgomery County Gen. Oblig.:
(Trinity Health Cr. Group Proj.) Series 2011, 5% 12/1/40	1,000,000	1,095,370
Series 2016, 5% 12/1/45	2,500,000	2,824,500
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017:
3.5% 11/1/26	1,825,000	1,823,631
5% 11/1/30	790,000	873,069
5% 11/1/32	525,000	577,327
Washington Suburban San. District Series 2016:
5% 6/1/36	5,000,000	5,782,800
5% 6/1/37	3,265,000	3,773,622

TOTAL MARYLAND		218,228,303

TOTAL MUNICIPAL BONDS
(Cost $219,878,996)		220,917,096
TOTAL INVESTMENT IN SECURITIES - 98.1%
(Cost $219,878,996)		220,917,096
NET OTHER ASSETS (LIABILITIES) - 1.9%		4,176,742
NET ASSETS - 100%		$225,093,838

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 27, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 27, 2018